UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Cash Central Fund

August 31, 2009

1.805760.105

TCC-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 33.7%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 6.0%
9/1/09 to 11/12/09	0.39 to 0.47% (c)	$ 1,121,150,000	$ 1,121,117,237
Federal Home Loan Bank - 14.8%
9/17/09 to 6/4/10	0.18 to 2.66 (c)	2,782,900,000	2,782,618,483
Freddie Mac - 12.9%
9/3/09 to 9/23/09	0.17 to 0.63 (c)	2,415,325,000	2,415,161,448
TOTAL FEDERAL AGENCIES			6,318,897,168
U.S. Treasury Obligations - 37.1%

U.S. Treasury Bills - 36.5%
9/10/09 to 8/26/10	0.15 to 0.74	6,855,541,000	6,847,697,167
U.S. Treasury Notes - 0.6%
8/15/10	0.58	110,000,000	113,673,619
TOTAL U.S. TREASURY OBLIGATIONS			6,961,370,786
Time Deposits - 4.8%

KBC Bank NV
9/1/09	0.17	900,000,000	900,000,000
Interfund Loans - 0.2%

With:
Fidelity Advisor Capital Development Fund at 0.47% due 9/1/09 (b)	2,273,000	2,273,000
Fidelity Large Cap Stock Fund at 0.47% due 9/1/09 (b)	40,275,000	40,275,000
TOTAL INTERFUND LOANS		42,548,000
Repurchase Agreements - 24.2%
	Maturity Amount
In a joint trading account at:
0.2% dated 8/31/09 due 9/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 1,500,424,353	1,500,416,000
(Collateralized by U.S. Treasury Obligations) #	444,716,461	444,714,000
0.21% dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) #	537,150,137	537,147,000
0.22% dated 8/31/09 due 9/1/09:
(Collateralized by U.S. Government Obligations) #	750,004,594	750,000,000
(Collateralized by U.S. Government Obligations) #	1,078,146,491	1,078,140,000
Repurchase Agreements - continued
	Maturity Amount	Value
With Banc of America Securities LLC at 0.38%, dated 8/31/09 due 9/1/09 (Collateralized by Corporate Obligations valued at $236,252,494, 0.43% - 9.5%, 10/4/10 - 8/15/39)	$ 225,002,375	$ 225,000,000
TOTAL REPURCHASE AGREEMENTS		4,535,417,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,758,232,954)		18,758,232,954
NET OTHER ASSETS - 0.0%		3,104,787
NET ASSETS - 100%		$ 18,761,337,741
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,500,416,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 257,995,902
Banc of America Securities LLC	128,458,745
Bank of America, NA	321,146,862
Deutsche Bank Securities, Inc.	141,304,620
ING Financial Markets LLC	41,330,831
J.P. Morgan Securities, Inc.	256,917,490
Mizuho Securities USA, Inc.	128,458,745
Morgan Stanley & Co., Inc.	64,229,373
Societe Generale, New York Branch	160,573,432
$ 1,500,416,000
$444,714,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 172,525,988
Barclays Capital, Inc.	217,126,526
Deutsche Bank Securities, Inc.	55,061,486
$ 444,714,000
Repurchase Agreement / Counterparty	Value
$537,147,000 due 9/01/09 at 0.21%
Banc of America Securities LLC	$ 140,681,357
Barclays Capital, Inc.	140,681,357
UBS Securities LLC	255,784,286
$ 537,147,000
$750,000,000 due 9/01/09 at 0.22%
BNP Paribas Securities Corp.	$ 58,115,915
Banc of America Securities LLC	64,754,015
Bank of America, NA	99,627,283
Barclays Capital, Inc.	80,947,168
Citigroup Global Markets, Inc.	49,813,642
Credit Suisse Securities (USA) LLC	33,209,094
Deutsche Bank Securities, Inc.	53,964,778
Greenwich Capital Markets, Inc.	16,604,547
ING Financial Markets LLC	34,869,549
J.P. Morgan Securities, Inc.	109,252,757
Merrill Lynch Government Securities, Inc.	8,302,274
Mizuho Securities USA, Inc.	44,002,050
RBC Capital Markets Corp.	4,151,137
Societe Generale, New York Branch	33,209,094
UBS Securities LLC	50,874,423
Wachovia Capital Markets LLC	8,302,274
$ 750,000,000
$1,078,140,000 due 9/01/09 at 0.22%
Bank of America, NA	$ 726,495,359
Morgan Stanley & Co., Inc.	90,811,920
UBS Securities LLC	260,832,721
$ 1,078,140,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $18,758,232,954.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Municipal
Cash Central Fund

August 31, 2009

1.805745.105

MCC-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Alabama - 1.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.14%, VRDN (a)	$ 3,500,000	$ 3,500,000
Series 1995 D, 0.18%, VRDN (a)	22,000,000	22,000,000
Series 1995 E, 0.18%, VRDN (a)	10,000,000	10,000,000
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	6,300,000	6,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.45% (Kimberly-Clark Corp. Guaranteed), VRDN (a)	2,150,000	2,150,000
		43,950,000
Alaska - 0.2%
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 B, 0.31%, VRDN (a)	2,000,000	2,000,000
Series 1994 C, 0.32%, VRDN (a)	5,000,000	5,000,000
		7,000,000
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 B, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,000,000	2,000,000
Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	2,570,000	2,570,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.4%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (a)	350,000	350,000
		9,120,325
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.48%, LOC Fannie Mae, VRDN (a)(b)	995,000	995,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.33%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,000,000	5,000,000
		5,995,000
California - 4.0%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 B1, 0.1%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	46,750,000	46,750,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 B2, 0.08%, LOC BNP Paribas SA, VRDN (a)	$ 18,150,000	$ 18,150,000
California Econ. Recovery Series 2004 C11, 0.15%, LOC BNP Paribas SA, VRDN (a)	5,700,000	5,700,000
California Gen. Oblig. Series 2004 B1, 0.12%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,200,000	5,200,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 A, 0.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,000,000	11,000,000
(Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.1%, LOC Bank of New York, New York, VRDN (a)	4,000,000	4,000,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 0.18%, LOC Union Bank of California, VRDN (a)(b)	4,900,000	4,900,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (The Crossings at Elk Grove Apts.) Series H, 0.37%, LOC Citibank NA, VRDN (a)(b)	7,950,000	7,950,000
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 D, 0.1%, LOC Wells Fargo Bank NA, VRDN (a)	4,700,000	4,700,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Wilshire Station Apts. Proj.) Series 2003 A, 0.31%, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.1% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (a)	4,000,000	4,000,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.37%, LOC Citibank NA, VRDN (a)(b)	2,800,000	2,800,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.45%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.37%, LOC Citibank NA, VRDN (a)(b)	9,320,000	9,320,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.35%, LOC Citibank NA, VRDN (a)(b)	2,450,000	2,450,000
(Mission Creek Cmnty. Proj.) Series B, 0.37%, LOC Citibank NA, VRDN (a)(b)	7,465,000	7,465,000
		140,810,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - 1.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.14%, LOC Bank of America NA, VRDN (a)	$ 2,400,000	$ 2,400,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.):
Series 2008 A, 0.5%, LOC Compass Bank, VRDN (a)	5,200,000	5,200,000
Series 2008 B, 0.5%, LOC Compass Bank, VRDN (a)	16,200,000	16,200,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,100,000	7,100,000
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,500,000	1,500,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
		35,400,000
Connecticut - 2.4%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2862, 0.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,735,000	7,735,000
Connecticut Hsg. Fin. Auth.:
Series 2008 E, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)(b)	51,400,000	51,400,000
Series 2009 A1, 0.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	24,770,000	24,770,000
		83,905,000
Delaware - 0.9%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.32%, VRDN (a)(b)	4,800,000	4,800,000
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.05%, VRDN (a)	5,800,000	5,800,000
Series 1999 B, 0.8%, VRDN (a)(b)	1,100,000	1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	19,400,000	19,400,000
		31,100,000
District Of Columbia - 1.2%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.14%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.13%, LOC Wachovia Bank NA, VRDN (a)	11,200,000	11,200,000
(The Pew Charitable Trust Proj.) Series 2008 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series DB 505, 0.37% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	$ 3,400,000	$ 3,400,000
Series EGL 07 0026, 0.47% (Liquidity Facility Citibank NA) (a)(b)(c)	1,100,000	1,100,000
Series Putters 1691, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	435,000	435,000
Series 2003 D2, 0.38%, LOC Wachovia Bank NA, VRDN (a)(b)	2,600,000	2,600,000
Series 2009 D2, 0.13%, LOC Bank of America NA, VRDN (a)	15,900,000	15,900,000
		43,135,000
Florida - 4.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Broward County Wtr. & Swr. Util. Rev. Participating VRDN:
Series Putters 3329, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,665,000	5,665,000
Series ROC II R 11719, 0.29% (Liquidity Facility Citibank NA) (a)(c)	3,095,000	3,095,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.55%, LOC Bank of America NA, VRDN (a)(b)	2,780,000	2,780,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.35%, LOC Citibank NA, VRDN (a)(b)	3,235,000	3,235,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.33%, LOC Fannie Mae, VRDN (a)(b)	6,860,000	6,860,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.35%, LOC Citibank NA, VRDN (a)(b)	14,035,000	14,035,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN Series Merlots 06 B17, 0.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	6,310,000	6,310,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.39%, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.14%, LOC Bank of America NA, VRDN (a)	21,100,000	21,100,000
Indian River County Hosp. District Hosp. Rev. Series 1985, 0.4%, LOC Wachovia Bank NA, VRDN (a)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Jacksonville Econ. Dev. Commission Spl. Facility Arpt. Rev. (Holland Sheltair Aviation Group Proj.) Series 2005 A1, 0.55%, LOC Bank of America NA, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2003 C, 0.2%, LOC Bank of America NA, VRDN (a)	4,480,000	4,480,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.48%, VRDN (a)	1,400,000	1,400,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.19%, VRDN (a)	3,500,000	3,500,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.55%, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
North Broward Hosp. District Rev. Series 2005 A:
0.28%, LOC Wachovia Bank NA, VRDN (a)	4,400,000	4,400,000
0.28%, LOC Wachovia Bank NA, VRDN (a)	2,000,000	2,000,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.42%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.33%, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.34%, LOC Fannie Mae, VRDN (a)(b)	2,045,000	2,045,000
Palm Beach County Rev. (Raymond F Kravis Ctr. Proj.) Series 2002, 0.28%, LOC Northern Trust Co., Chicago, VRDN (a)	2,200,000	2,200,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.36%, LOC Fannie Mae, VRDN (a)(b)	5,985,000	5,985,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.14%, LOC Wachovia Bank NA, VRDN (a)	3,200,000	3,200,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.36%, LOC Fannie Mae, VRDN (a)(b)	9,200,000	9,200,000
		139,745,000
Georgia - 3.3%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.28%, LOC Wachovia Bank NA, VRDN (a)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.43%, LOC Fannie Mae, VRDN (a)(b)	$ 3,805,000	$ 3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.22%, VRDN (a)(b)	15,600,000	15,600,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.58%, LOC Wachovia Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.15%, VRDN (a)	20,000,000	20,000,000
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.34%, LOC Branch Banking & Trust Co., VRDN (a)	3,800,000	3,800,000
Floyd County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Hammond Proj.) First Series 2008, 0.14%, VRDN (a)(b)	53,000,000	53,000,000
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 B, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	10,275,000	10,275,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	3,000,000	3,000,000
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Azalea Park Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
(Greenhouse Roswell Proj.) Series 1996, 0.23%, LOC Fannie Mae, VRDN (a)	1,000,000	1,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 2.25%, VRDN (a)(b)	1,100,000	1,100,000
		117,980,000
Illinois - 4.7%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.36%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Board of Ed. Series 2009 B, 0.12%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,660,000	11,660,000
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.17%, LOC Northern Trust Co., Chicago, VRDN (a)	3,450,000	3,450,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (O'Hare Tech Ctr. II LLC Proj.) Series 2002, 0.6%, LOC Bank of America NA, VRDN (a)(b)	2,600,000	2,600,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.18%, LOC Harris NA, VRDN (a)	3,700,000	3,700,000
Series 2008 C2, 0.18%, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Wastewtr. Transmission Rev.: - continued
Series 2008 C3, 0.18%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 12,500,000	$ 12,500,000
Chicago Wtr. Rev. Series 2004 A2, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	5,400,000	5,400,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.38%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	3,200,000	3,200,000
Series 2009 B1, 0.13%, LOC Bank of Montreal, VRDN (a)	7,500,000	7,500,000
(Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	16,600,000	16,600,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.24%, VRDN (a)(b)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2001, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	29,845,000	29,845,000
(Swedish Covenant Hosp. Proj.) Series 2003 A, 0.33%, LOC Bank of America NA, VRDN (a)	2,095,000	2,095,000
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	6,100,000	6,100,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.12% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	9,585,000	9,585,000
Will County Exempt Facilities Rev.:
(Amoco Chemical Co. Proj.) Series 1998 A, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	6,000,000	6,000,000
(BP Amoco Chemical Co. Proj.):
Series 2000, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	4,900,000	4,900,000
Series 2001, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	4,200,000	4,200,000
Series 2002, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
Series 2003, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	6,300,000	6,300,000
		164,750,000
Indiana - 3.5%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.4%, LOC Bank of America NA, VRDN (a)(b)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.): - continued
Series 2009 A5, 0.2%, LOC Bank of America NA, VRDN (a)	$ 5,000,000	$ 5,000,000
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2009 B, 0.26%, LOC Nat'l. City Bank Cleveland, VRDN (a)	8,250,000	8,250,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.17% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	32,000,000	32,000,000
Series 2005 C3, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	32,000,000	32,000,000
Series 2006 A2, 0.14% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	8,200,000	8,200,000
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 2000, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	3,900,000	3,900,000
(BP PLC Proj.):
Series 2002 B, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Series 2002 C, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Series 2003, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Whiting Indl. Swr. & Solid Waste Disp. Rev.:
(Amoco Oil Co. Proj.) 0.12% (BP PLC Guaranteed), VRDN (a)(b)	2,700,000	2,700,000
(BP Amoco Oil Co. Proj.) Series 1999, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	9,940,000	9,940,000
		124,990,000
Iowa - 1.2%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,035,000	4,035,000
Iowa Fin. Auth. Series 2003 F, 0.35% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)(b)	1,200,000	1,200,000
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 B, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	8,220,000	8,220,000
Series 2009 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	8,750,000	8,750,000
Series 2009 D, 0.13%, LOC Bank of America NA, VRDN (a)	2,900,000	2,900,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,560,000	2,560,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - continued
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.48%, VRDN (a)(b)	$ 12,000,000	$ 12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	1,100,000	1,100,000
		40,765,000
Kansas - 2.7%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.57%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
Kansas Dept. of Trans. Hwy. Rev.:
Series 2000 B1, 0.13% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	9,835,000	9,835,000
Series 2000 B2, 0.13% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	6,625,000	6,625,000
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.) Series 2002 J2, 0.2% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	19,600,000	19,600,000
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (a)	35,715,000	35,715,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	18,620,000	18,620,000
		97,195,000
Kentucky - 4.5%
Carroll County Envir. Facilities Rev.:
(Kentucky Utils. Co. Proj.):
Series 2006 B, 0.45%, LOC Commerzbank AG, VRDN (a)(b)	2,600,000	2,600,000
Series 2008 A, 0.43%, LOC Commerzbank AG, VRDN (a)(b)	3,200,000	3,200,000
Series 2004 A, 0.36%, LOC Commerzbank AG, VRDN (a)(b)	11,500,000	11,500,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.42%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.6% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.6% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.): - continued
Series 1993 B, 0.6% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	$ 2,300,000	$ 2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.44%, LOC Wachovia Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.32%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,085,000	4,085,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.1% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	63,800,000	63,800,000
Series 1999 B, 0.32% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	4,500,000	4,500,000
Series 1999 C, 0.16% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	42,500,000	42,500,000
		159,925,000
Louisiana - 3.2%
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.5%, VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 2.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,000,000	5,000,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.43%, VRDN (a)(b)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	7,000,000	7,000,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.12%, VRDN (a)(b)	28,000,000	28,000,000
Series 1992 B, 0.11%, VRDN (a)	12,800,000	12,800,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Saint Charles Parish Poll. Cont. Rev.: - continued
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.22%, VRDN (a)(b)	$ 26,400,000	$ 26,400,000
Series 1993, 0.12%, VRDN (a)(b)	21,940,000	21,940,000
		113,990,000
Maryland - 0.8%
Gaithersburg Econ. Dev. Rev. Board (Asbury Proj.) Series 2006 B, 0.33%, LOC KBC Bank NV, VRDN (a)	2,000,000	2,000,000
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.33%, LOC Bank of America NA, VRDN (a)	2,970,000	2,970,000
(United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Series 2008 B, 0.14%, LOC Bank of America NA, VRDN (a)	7,200,000	7,200,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	3,850,000	3,850,000
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	4,805,000	4,805,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.39% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
		27,825,000
Massachusetts - 1.1%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,100,000	1,100,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.14% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	23,700,000	23,700,000
Series 2001 B, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,100,000	5,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.5% (Liquidity Facility Bayerische Landesbank), VRDN (a)	7,665,000	7,665,000
		37,565,000
Michigan - 0.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 0.3%, LOC Bank of New York, New York, VRDN (a)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (a)	$ 2,500,000	$ 2,500,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.85%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	9,600,000	9,600,000
Series 2008 E, 0.42%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,100,000	2,100,000
		17,600,000
Minnesota - 1.2%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev. (Regatta Commons Proj.) Series A, 0.44%, LOC Bank of America NA, VRDN (a)(b)	25,155,000	25,155,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.42%, LOC Fannie Mae, VRDN (a)(b)	1,650,000	1,650,000
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	13,000,000	13,000,000
Saint Paul Port Auth. Multifamily Hsg. Rev. (Bigos-Sibley Proj.) Series 2004 1, 0.32%, LOC Freddie Mac, VRDN (a)	2,310,000	2,310,000
		42,115,000
Mississippi - 0.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.24%, VRDN (a)(b)	18,100,000	18,100,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.12%, VRDN (a)	2,100,000	2,100,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.43%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Mississippi Dev. Bank Spl. Oblig. (East Mississippi Correctional Facility Proj.) Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	3,860,000	3,860,000
		25,060,000
Missouri - 3.4%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.18%, VRDN (a)	6,500,000	6,500,000
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) Series 2004, 0.55%, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A1, 0.12%, LOC Wells Fargo Bank NA, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.): - continued
Series 2008 A2, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	$ 25,265,000	$ 25,265,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group Proj.) Series 2001 A, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	29,815,000	29,815,000
(BJC Health Sys. Proj.) Series 2005 B, 0.13% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	35,640,000	35,640,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.45%, LOC Bank of America NA, VRDN (a)(b)	2,200,000	2,200,000
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 0.44%, LOC Bank of America NA, VRDN (a)(b)	4,305,000	4,305,000
Series B, 0.44%, LOC Bank of America NA, VRDN (a)(b)	4,070,000	4,070,000
		119,695,000
Montana - 0.6%
Forsyth Poll. Cont. Rev. (Avista Corp. Colstrip Proj.) Series 2008, 0.22%, LOC Bank of America NA, VRDN (a)(b)	13,500,000	13,500,000
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,000,000	6,000,000
		19,500,000
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.33% (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,300,000	7,300,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.48%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	7,400,000	7,400,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,185,000	1,185,000
Series 2002 C, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,385,000	1,385,000
Series 2007 B, 0.42% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,135,000	1,135,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - continued
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.45%, VRDN (a)(b)	$ 2,200,000	$ 2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.21% (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wachovia Bank NA, VRDN (a)(b)	4,600,000	4,600,000
		26,205,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.8%, LOC Bayerische Landesbank, VRDN (a)(b)	2,400,000	2,400,000
Series 2008 C3, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	6,800,000	6,800,000
Series 2008 D1, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	12,000,000	12,000,000
Series 2008 D2, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	3,800,000	3,800,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.42%, LOC Bank of America NA, VRDN (a)(b)	4,900,000	4,900,000
		29,900,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.32%, LOC Wachovia Bank NA, VRDN (a)	3,900,000	3,900,000
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.2%, LOC TD Banknorth, NA, VRDN (a)	6,740,000	6,740,000
New Hampshire Health & Ed. Facilities Auth. Rev.:
Participating VRDN Series MS 3051, 0.34% (Liquidity Facility Morgan Stanley) (a)(c)	8,000,000	8,000,000
(Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.13%, VRDN (a)	3,100,000	3,100,000
Series 2005 A2, 0.13%, VRDN (a)	1,475,000	1,475,000
		23,215,000
New Jersey - 0.2%
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R1, 0.11%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - 1.5%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.):
Series 1994 B, 0.2%, LOC Barclays Bank PLC, VRDN (a)	$ 28,555,000	$ 28,555,000
Series 1994 C, 0.2%, LOC Barclays Bank PLC, VRDN (a)(b)	18,500,000	18,500,000
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 0.36%, LOC Royal Bank of Canada, VRDN (a)(b)	3,000,000	3,000,000
Series 2008 A3, 0.38%, LOC Lloyds TSB Bank PLC, VRDN (a)(b)	4,700,000	4,700,000
		54,755,000
New York - 6.1%
Allegany County Indl. Dev. Agcy. Envir. Facilities Rev. (Atlantic Richfield Co. Proj.) Series 2002, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	4,000,000	4,000,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2001 1B, 0.12%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,000,000	10,000,000
Subseries 2001 2B, 0.16%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	10,350,000	10,350,000
New York City Gen. Oblig.:
Series 1994 E5:
0.12%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
0.12%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 2004 H1, 0.12%, LOC Bank of New York, New York, VRDN (a)	5,500,000	5,500,000
Series 2004 H4, 0.11%, LOC Bank of New York, New York, VRDN (a)	2,490,000	2,490,000
Series 2006 I5, 0.09%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	28,160,000	28,160,000
Series I6, 0.09%, LOC California Teachers Retirement Sys., VRDN (a)	23,260,000	23,260,000
Subseries B3, 0.12%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.34%, LOC Citibank NA, VRDN (a)(b)	3,500,000	3,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.28%, LOC Fannie Mae, VRDN (a)(b)	1,795,000	1,795,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Related-Monterey Proj.) Series 1997 A, 0.18%, LOC Fannie Mae, VRDN (a)	15,000,000	15,000,000
(Rivereast Apts. Proj.) Series A, 0.28%, LOC Freddie Mac, VRDN (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
Series 2001 A, 0.28%, LOC Fannie Mae, VRDN (a)(b)	$ 3,500,000	$ 3,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB1, 0.15% (Liquidity Facility Fortis Banque SA), VRDN (a)	4,550,000	4,550,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 3545, 0.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500,000	3,500,000
Series 2003 1D, 0.12% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,400,000	1,400,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 07 0002, 0.29% (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.29% (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.29% (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
(Univ. of Rochester Proj.) Series 2003 B, 0.12%, LOC HSBC Bank USA, NA, VRDN (a)	2,300,000	2,300,000
New York Envir. Facilities Corp. Sewage and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) Series 1997 A, 0.16%, VRDN (a)(b)	2,300,000	2,300,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.29% (Liquidity Facility Citibank NA) (a)(c)	9,630,000	9,630,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series 2004 A, 0.3%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (a)(b)	3,300,000	3,300,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.28%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.28%, LOC Fannie Mae, VRDN (a)(b)	6,400,000	6,400,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.28%, LOC Freddie Mac, VRDN (a)(b)	1,400,000	1,400,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.28%, LOC Fannie Mae, VRDN (a)(b)	21,800,000	21,800,000
(West 20th Street Proj.) Series A:
0.28%, LOC Fannie Mae, VRDN (a)(b)	2,975,000	2,975,000
0.28%, LOC Fannie Mae, VRDN (a)(b)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 23rd Street Proj.) 0.24%, LOC Fannie Mae, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
(Worth Street Hsg. Proj.) Series A, 0.2%, LOC Fannie Mae, VRDN (a)(b)	2,600,000	2,600,000
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1992 A, 0.16%, VRDN (a)(b)	500,000	500,000
		216,150,000
North Carolina - 3.0%
Charlotte Gen. Oblig. Series 2007, 0.33% (Liquidity Facility KBC Bank NV), VRDN (a)	935,000	935,000
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,700,000	1,700,000
Series 2006 B, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,950,000	1,950,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.16%, LOC Wachovia Bank NA, VRDN (a)	1,800,000	1,800,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	900,000	900,000
Mecklenburg County Gen. Oblig. Series 1998 C, 0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,100,000	1,100,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7050060, 0.29% (Liquidity Facility Citibank NA) (a)(c)	23,150,000	23,150,000
Series Putters 3248, 0.16% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,830,000	17,830,000
(Duke Energy Corp. Proj.) Series 2006 B, 0.38%, LOC Wachovia Bank NA, VRDN (a)(b)	7,700,000	7,700,000
(Goodwill Cmnty. Proj.) Series 2002, 0.33%, LOC Bank of America NA, VRDN (a)	1,615,000	1,615,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series 2003 A, 0.28%, LOC Wachovia Bank NA, VRDN (a)	2,370,000	2,370,000
North Carolina Gen. Oblig. Series 2002 E, 0.28% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	1,000,000	1,000,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(The Presbyterian Home at Charlotte, Inc. Proj.) Series 2001, 0.28%, LOC Wachovia Bank NA, VRDN (a)	7,680,000	7,680,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Wake Forest Univ. Proj.) Series 2008 D, 0.14%, LOC Bank of America NA, VRDN (a)	$ 3,410,000	$ 3,410,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.2%, LOC Wachovia Bank NA, VRDN (a)	17,350,000	17,350,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.45%, LOC Bank of America NA, VRDN (a)(b)	6,200,000	6,200,000
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	2,000,000	2,000,000
Orange Wtr. & Swr. Auth. Series 2004 B, 0.33% (Liquidity Facility Bank of America NA), VRDN (a)	1,500,000	1,500,000
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.29%, tender 9/8/09 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,500,000	2,500,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.58%, LOC Wachovia Bank NA, VRDN (a)(b)	2,500,000	2,500,000
		105,190,000
Ohio - 4.0%
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.22%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,150,000	1,150,000
Columbus Swr. Rev. Participating VRDN Series Putters 2456, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400,000	1,400,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	12,200,000	12,200,000
Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,200,000	1,200,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	2,915,000	2,915,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 B, 0.18%, VRDN (a)	4,900,000	4,900,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.12%, VRDN (a)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2008 C, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	$ 4,200,000	$ 4,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.34% (Liquidity Facility Citibank NA), VRDN (a)(b)	34,350,000	34,350,000
Series 2007 E, 0.31% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	9,400,000	9,400,000
Series F, 0.31% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,000,000	5,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 J, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	6,000,000	6,000,000
Series 2006 N, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	8,500,000	8,500,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	7,000,000	7,000,000
Series 1999, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,200,000	2,200,000
(BP Products NA, Inc. Proj.):
Series 2002, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Series 2004, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
Series B, 0.13% (BP PLC Guaranteed), VRDN (a)(b)	2,400,000	2,400,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.13%, LOC Barclays Bank PLC, VRDN (a)	12,100,000	12,100,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	12,750,000	12,750,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2009, 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
		140,765,000
Oklahoma - 1.3%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (a)	17,000,000	17,000,000
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.2%, LOC Bank of America NA, VRDN (a)	25,950,000	25,950,000
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.45%, LOC Bank of America NA, VRDN (a)(b)	2,300,000	2,300,000
		45,250,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - 0.1%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.42%, LOC Wells Fargo Bank NA, VRDN (a)(b)	$ 1,400,000	$ 1,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.55%, LOC Bank of America NA, VRDN (a)(b)	1,560,000	1,560,000
		2,960,000
Pennsylvania - 4.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,145,000	2,145,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.49%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A, 0.15%, LOC Barclays Bank PLC, VRDN (a)	5,000,000	5,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.33%, LOC Wachovia Bank NA, VRDN (a)	6,700,000	6,700,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.31%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Chester County Intermediate Unit Rev. Series 2003, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,525,000	1,525,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 1.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,500,000	1,500,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (PECO Energy Co. Proj.) Series 1999 A, 0.14%, LOC Wachovia Bank NA, VRDN (a)	19,500,000	19,500,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,790,000	1,790,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.2%, LOC Wachovia Bank NA, VRDN (a)	1,500,000	1,500,000
Series 2008 B, 0.2%, LOC Wachovia Bank NA, VRDN (a)	11,730,000	11,730,000
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.14%, LOC Bank of America NA, VRDN (a)	$ 1,400,000	$ 1,400,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,330,000	1,330,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,090,000	3,090,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.84%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	500,000	500,000
Series 2004 D3, 0.84%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	600,000	600,000
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,460,000	1,460,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,450,000	3,450,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.37% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,300,000	3,300,000
Series Putters 3297, 0.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,240,000	2,240,000
Series 2002 74A, 0.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	5,500,000	5,500,000
Series 2003 77B, 0.45% (Liquidity Facility BNP Paribas SA), VRDN (a)(b)	3,400,000	3,400,000
Series 2004 81C, 0.45% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	3,140,000	3,140,000
Philadelphia Auth. for Indl. Dev. Rev.:
(New Courtland Elder Svcs. Proj.) Series 2003, 0.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	21,500,000	21,500,000
(Philadelphia Museum of Art Proj.) Series 2008, 0.12%, LOC Wachovia Bank NA, VRDN (a)	29,200,000	29,200,000
Philadelphia School District Series 2008 B4, 0.28%, LOC Wachovia Bank NA, VRDN (a)	2,500,000	2,500,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 2.1%, LOC RBS Citizens NA, VRDN (a)	4,000,000	4,000,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.29%, LOC Wachovia Bank NA, VRDN (a)	10,600,000	10,600,000
		166,945,000
Municipal Securities - continued
	Principal Amount	Value
Rhode Island - 0.2%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2008 B4, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	$ 7,000,000	$ 7,000,000
South Carolina - 1.2%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
Series 1997, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	2,100,000	2,100,000
Series 2003, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	4,400,000	4,400,000
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.2%, LOC Wachovia Bank NA, VRDN (a)	9,500,000	9,500,000
Charleston Wtrwks. & Swr. Rev. Series A, 0.33% (Liquidity Facility Bank of America NA), VRDN (a)	900,000	900,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.43%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.67%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	1,000,000	1,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.43%, LOC Branch Banking & Trust Co., VRDN (a)(b)	7,000,000	7,000,000
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.35%, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
		43,400,000
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.27% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	5,000,000	5,000,000
Tennessee - 2.2%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	4,950,000	4,950,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.14%, LOC Bank of America NA, VRDN (a)	14,579,000	14,579,000
Series 2003, 0.14%, LOC Bank of America NA, VRDN (a)	17,945,000	17,945,000
Series 2004, 0.14%, LOC Bank of America NA, VRDN (a)	15,620,000	15,620,000
Series 2008, 0.14%, LOC Bank of America NA, VRDN (a)	4,335,000	4,335,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.35%, LOC Rabobank Nederland, VRDN (a)(b)	$ 2,000,000	$ 2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.33%, LOC Bank of America NA, VRDN (a)	1,950,000	1,950,000
Series 2002, 0.14%, LOC Bank of America NA, VRDN (a)	1,575,000	1,575,000
Series 2004, 0.14%, LOC Bank of America NA, VRDN (a)	8,680,000	8,680,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,065,000	5,065,000
		76,699,000
Texas - 15.8%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A, 0.15%, LOC Bank of America NA, VRDN (a)(b)	4,500,000	4,500,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.35%, LOC Citibank NA, VRDN (a)(b)	14,300,000	14,300,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.):
Series 2008 A, 0.13%, LOC Bank of America NA, VRDN (a)	12,600,000	12,600,000
Series 2008 B, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	33,935,000	33,935,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.16%, VRDN (a)(b)	19,050,000	19,050,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	18,000,000	18,000,000
Series 1995 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,500,000	2,500,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	5,680,000	5,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 0.14%, LOC BNP Paribas SA, VRDN (a)(b)	25,000,000	25,000,000
Series 2004, 0.14%, LOC BNP Paribas SA, VRDN (a)(b)	25,000,000	25,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 0.12% (BP PLC Guaranteed), VRDN (a)(b)	$ 3,800,000	$ 3,800,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) Series 1994, 0.16%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	40,200,000	40,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) Series 2004, 0.43% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.):
Series 1998, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	2,500,000	2,500,000
Series 2001, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
(BP Amoco Chemical Co. Proj.) Series B, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	1,500,000	1,500,000
(Exxon Mobil Proj.):
Series 2000, 0.12% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	3,300,000	3,300,000
Series 2002, 0.1% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	24,900,000	24,900,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	9,000,000	9,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	15,300,000	15,300,000
Series 1994, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	11,200,000	11,200,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.17% (BP PLC Guaranteed), VRDN (a)(b)	4,800,000	4,800,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	2,800,000	2,800,000
Series 2008 C, 0.18%, LOC Bank of America NA, VRDN (a)	23,100,000	23,100,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.13%, LOC Bank of America NA, VRDN (a)	8,900,000	8,900,000
Series 2008 B, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.12%, VRDN (a)	$ 3,400,000	$ 3,400,000
Series A1, 0.12%, VRDN (a)	3,600,000	3,600,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.12%, VRDN (a)(b)	15,300,000	15,300,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2008, 0.32%, VRDN (a)(b)	6,000,000	6,000,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 0.13%, VRDN (a)	24,240,000	24,240,000
Houston Util. Sys. Rev. Series 2008 A1, 0.33%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 A, 0.12% (Exxon Mobil Corp. Guaranteed), VRDN (a)	18,870,000	18,870,000
Series 2001 B, 0.12% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	26,600,000	26,600,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.55%, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.45%, VRDN (a)(b)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.22% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.13%, VRDN (a)	2,300,000	2,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 2007, 0.14%, LOC BNP Paribas SA, VRDN (a)(b)	44,000,000	44,000,000
Series 2008, 0.14%, LOC BNP Paribas SA, VRDN (a)(b)	50,000,000	50,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.43%, LOC Wachovia Bank NA, VRDN (a)(b)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.14%, LOC JPMorgan Chase Bank, VRDN (a)	3,555,000	3,555,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.25%, VRDN (a)	1,170,000	1,170,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.58%, LOC Wachovia Bank NA, VRDN (a)(b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 1.25%, LOC Compass Bank, VRDN (a)	$ 4,780,000	$ 4,780,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	1,750,000	1,750,000
		559,535,000
Utah - 1.0%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,940,000	1,940,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.13% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,680,000	4,680,000
Series 2005 B, 0.13% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	26,050,000	26,050,000
Utah Board of Regents Student Ln. Rev. Series 2008 A, 0.43%, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,600,000	2,600,000
		35,270,000
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 1.4%, LOC RBS Citizens NA, VRDN (a)	11,500,000	11,500,000
Virginia - 2.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.2%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.14%, LOC Bank of America NA, VRDN (a)	5,940,000	5,940,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.9%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)(b)	1,000,000	1,000,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.) Series 2008 B, 0.3%, LOC Banco Espirito Santo SA (BES), VRDN (a)(b)	5,100,000	5,100,000
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.38%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,000,000	7,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	8,545,000	8,545,000
Series 1996 A, 0.19%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	9,200,000	9,200,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.): - continued
Series 1997, 0.19%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	$ 9,300,000	$ 9,300,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.8%, LOC Landesbank Baden-Wuert, VRDN (a)	8,690,000	8,690,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.63%, LOC Wachovia Bank NA, VRDN (a)(b)	2,815,000	2,815,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.15%, LOC Branch Banking & Trust Co., VRDN (a)	1,500,000	1,500,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	21,340,000	21,340,000
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.28%, LOC Wachovia Bank NA, VRDN (a)	2,380,000	2,380,000
		83,810,000
Washington - 4.0%
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) Series 2001, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	2,900,000	2,900,000
(BP West Coast Products LLC Proj.):
Series 2002, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	3,800,000	3,800,000
Series 2003, 0.12% (BP PLC Guaranteed), VRDN (a)(b)	8,100,000	8,100,000
Port of Seattle Rev. Series 2005, 0.54%, LOC Fortis Banque SA, VRDN (a)(b)	2,500,000	2,500,000
Port of Tacoma Rev.:
Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
Series 2008, 0.19%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)(b)	81,210,000	81,210,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(c)	2,530,000	2,530,000
Washington Health Care Facilities Auth. Rev. (PeaceHealth Proj.):
Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Series 2008 D, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,600,000	1,600,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Columbia Heights Proj.) Series 2004 A, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)(b)	$ 9,045,000	$ 9,045,000
(Silver Creek Retirement Proj.) Series 2004 A, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)(b)	11,240,000	11,240,000
(Woodland Retirement Proj.) Series 2003 A, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,300,000	9,300,000
		142,425,000
West Virginia - 1.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.33%, LOC Deutsche Bank AG, VRDN (a)(b)	16,570,000	16,570,000
Series 1990 B, 0.33%, LOC Deutsche Bank AG, VRDN (a)(b)	5,915,000	5,915,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	14,500,000	14,500,000
(West Virginia United Health Sys. Proj.) Series 2008 C, 0.14%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
		39,485,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.28%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	7,800,000	7,800,000
Wyoming - 1.6%
Lincoln County Poll. Cont. Rev. Series 1997 B, 0.12%, VRDN (a)(b)	1,940,000	1,940,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.12%, VRDN (a)(b)	5,880,000	5,880,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - continued
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.): - continued
Series 1987 B, 0.12%, VRDN (a)(b)	$ 9,000,000	$ 9,000,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.1%, VRDN (a)	38,600,000	38,600,000
		55,420,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,533,794,325)		3,533,794,325
NET OTHER ASSETS - 0.0%		479,582
NET ASSETS - 100%		$ 3,534,273,907
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,533,794,325.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Securities Lending
Cash Central Fund

August 31, 2009

1.805768.105

CCC-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 12.0%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 2.8%
9/1/09	0.39 to 0.45% (b)	$ 420,000,000	$ 419,999,904
Federal Home Loan Bank - 4.4%
9/28/09 to 6/4/10	0.18 to 0.79 (b)	652,000,000	651,935,019
Freddie Mac - 4.8%
9/3/09 to 9/23/09	0.17 to 0.63 (b)	722,675,000	722,591,856
TOTAL FEDERAL AGENCIES			1,794,526,779
U.S. Treasury Obligations - 43.2%

U.S. Treasury Bills - 40.4%
9/10/09 to 8/26/10	0.15 to 0.73	6,057,026,000	6,051,421,227
U.S. Treasury Notes - 2.8%
12/31/09 to 8/15/10	0.34 to 0.59	406,000,000	414,350,045
TOTAL U.S. TREASURY OBLIGATIONS			6,465,771,272
Repurchase Agreements - 44.8%
	Maturity Amount
In a joint trading account at:
0.2% dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 1,500,008,351	1,500,000,000
0.21% dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) #	340,934,991	340,933,000
0.22% dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) #	4,858,004,247	4,857,975,000
TOTAL REPURCHASE AGREEMENTS		6,698,908,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,959,206,051)		14,959,206,051
NET OTHER ASSETS - 0.0%		972,449
NET ASSETS - 100%		$ 14,960,178,500
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,500,000,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 257,924,371
Banc of America Securities LLC	128,423,129
Bank of America, NA	321,057,823
Deutsche Bank Securities, Inc.	141,265,442
ING Financial Markets LLC	41,319,371
J.P. Morgan Securities, Inc.	256,846,258
Mizuho Securities USA, Inc.	128,423,129
Morgan Stanley & Co., Inc.	64,211,565
Societe Generale, New York Branch	160,528,912
$ 1,500,000,000
$340,933,000 due 9/01/09 at 0.21%
Banc of America Securities LLC	$ 89,291,976
Barclays Capital, Inc.	89,291,976
UBS Securities LLC	162,349,048
$ 340,933,000
$4,857,975,000 due 9/01/09 at 0.22%
Bank of America, NA	$ 3,273,504,641
Morgan Stanley & Co., Inc.	409,188,080
UBS Securities LLC	1,175,282,279
$ 4,857,975,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $14,959,206,051.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Tax-Free
Cash Central Fund

August 31, 2009

1.805753.105

TFC-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Alabama - 2.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.14%, VRDN (a)	$ 14,500,000	$ 14,500,000
Series 1995 D, 0.18%, VRDN (a)	5,000,000	5,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.18%, VRDN (a)	3,200,000	3,200,000
		22,700,000
Alaska - 6.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 B, 0.31%, VRDN (a)	24,900,000	24,900,000
(ExxonMobil Proj.) Series 2001, 0.08% (Exxon Mobil Corp. Guaranteed), VRDN (a)	30,000,000	30,000,000
		54,900,000
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 B, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,000,000	2,000,000
California - 4.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 B1, 0.1%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	10,800,000	10,800,000
California Econ. Recovery Series 2004 C11, 0.15%, LOC BNP Paribas SA, VRDN (a)	1,400,000	1,400,000
California Gen. Oblig.:
Series 2004 A1, 0.13%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	2,675,000	2,675,000
Series 2004 A2, 0.12%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	1,825,000	1,825,000
Series 2004 B1, 0.12%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,200,000	1,200,000
Series 2004 B2, 0.12%, LOC Citibank NA, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,600,000	3,600,000
California Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences Proj.) Series 2008 C, 0.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	3,850,000	3,850,000
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 D, 0.1%, LOC Wells Fargo Bank NA, VRDN (a)	4,200,000	4,200,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.29% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.29% (Liquidity Facility Citibank NA) (a)(b)	$ 4,250,000	$ 4,250,000
San Pablo Redev. Agcy. 0.14%, LOC Union Bank of California, VRDN (a)	4,000,000	4,000,000
		40,800,000
Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
(YMCA of the Rockies Proj.) 0.14%, LOC Bank of America NA, VRDN (a)	5,500,000	5,500,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wachovia Bank NA, VRDN (a)	2,675,000	2,675,000
		11,175,000
Connecticut - 1.6%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series Y2, 0.1%, VRDN (a)	6,000,000	6,000,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2002 D1, 0.26% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	1,440,000	1,440,000
Series 2009 A1, 0.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,200,000	6,200,000
		13,640,000
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,600,000	6,600,000
District Of Columbia - 0.8%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (a)	5,730,000	5,730,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.13%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
		6,730,000
Florida - 7.5%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 0.28%, LOC Bank of Scotland PLC, VRDN (a)	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	$ 5,700,000	$ 5,700,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.3%, LOC HSBC Bank USA, NA, VRDN (a)	1,655,000	1,655,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,745,000	2,745,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.28%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.14%, LOC Bank of America NA, VRDN (a)	10,500,000	10,500,000
Indian River County Hosp. District Hosp. Rev. Series 1985, 0.4%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2003 C, 0.2%, LOC Bank of America NA, VRDN (a)	4,020,000	4,020,000
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.19%, LOC Northern Trust Co., Chicago, VRDN (a)	2,000,000	2,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.19%, VRDN (a)	16,000,000	16,000,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.3%, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.28%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.14%, LOC Wachovia Bank NA, VRDN (a)	3,500,000	3,500,000
		62,820,000
Georgia - 3.9%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.28%, LOC Wachovia Bank NA, VRDN (a)	6,100,000	6,100,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.26%, LOC Fannie Mae, VRDN (a)	1,225,000	1,225,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.33%, LOC Freddie Mac, VRDN (a)	$ 2,265,000	$ 2,265,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,830,000	2,830,000
Series PZ 271, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,879,000	6,879,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.15%, VRDN (a)	7,500,000	7,500,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		32,299,000
Illinois - 3.8%
Chicago Board of Ed. Series 2009 A1, 0.3%, LOC Harris NA, VRDN (a)	4,900,000	4,900,000
Chicago Wastewtr. Transmission Rev. Series 2008 C2, 0.18%, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.44%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	5,500,000	5,500,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B1, 0.13%, LOC Bank of Montreal, VRDN (a)	5,520,000	5,520,000
Illinois Health Facilities Auth. Rev. (OSF Healthcare Sys. Proj.) Series 2001, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	7,445,000	7,445,000
		31,365,000
Indiana - 0.3%
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2001, 0.33%, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,500,000	$ 2,500,000
Series 2009 D, 0.13%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
		3,600,000
Kansas - 0.9%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 B2, 0.13% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	3,100,000	3,100,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
		7,100,000
Kentucky - 0.5%
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.33%, LOC Freddie Mac, VRDN (a)	2,150,000	2,150,000
		3,950,000
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 06 0137, 0.39% (Liquidity Facility Citibank NA) (a)(b)	1,040,000	1,040,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	5,900,000	5,900,000
		6,940,000
Maryland - 0.9%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.28%, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
		7,600,000
Massachusetts - 2.4%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.14% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	$ 1,100,000	$ 1,100,000
Series 2001 B, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,200,000	1,200,000
Series 2005 A, 0.32% (Liquidity Facility Citibank NA), VRDN (a)	15,000,000	15,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series BA 08 3320, 0.39% (Liquidity Facility Bank of America NA) (a)(b)	1,810,000	1,810,000
		20,410,000
Michigan - 1.7%
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra Proj.) Series 2001 A, 0.2%, LOC Bank of America NA, VRDN (a)	14,455,000	14,455,000
Minnesota - 0.3%
St. Louis Park Gen. Oblig. Series 2008 A, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	2,400,000	2,400,000
Mississippi - 1.2%
Jackson County Poll Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.1%, VRDN (a)	10,125,000	10,125,000
Missouri - 3.5%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.18%, VRDN (a)	3,700,000	3,700,000
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 0.2%, VRDN (a)	9,400,000	9,400,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,035,000	2,035,000
(DeSmet Jesuit High School Proj.) Series 2002, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,200,000	6,200,000
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.12%, LOC Wells Fargo Bank NA, VRDN (a)	4,265,000	4,265,000
Series 2008 A2, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
		29,100,000
Montana - 0.9%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,630,000	7,630,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 1.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.33% (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 1,800,000	$ 1,800,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	9,500,000	9,500,000
		11,300,000
Nevada - 0.3%
Clark County School District Participating VRDN Series PZ 174, 0.37% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,210,000	2,210,000
New Hampshire - 1.7%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.2%, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.13%, VRDN (a)	10,860,000	10,860,000
Series 2005 A2, 0.13%, VRDN (a)	1,100,000	1,100,000
		13,960,000
New Mexico - 0.5%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.2%, LOC Barclays Bank PLC, VRDN (a)	4,500,000	4,500,000
New York - 9.6%
New York City Gen. Oblig.:
Series 1993 E5, 0.12%, LOC JPMorgan Chase Bank, VRDN (a)	4,400,000	4,400,000
Series 2004 H4, 0.11%, LOC Bank of New York, New York, VRDN (a)	14,260,000	14,260,000
Series 2004 H7, 0.12%, LOC KBC Bank NV, VRDN (a)	3,000,000	3,000,000
Series 2006 I5, 0.09%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	6,900,000	6,900,000
Series I6, 0.09%, LOC California Teachers Retirement Sys., VRDN (a)	24,040,000	24,040,000
Subseries B3, 0.12%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB3, 0.12% (Liquidity Facility Fortis Banque SA), VRDN (a)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B2, 0.2%, LOC BNP Paribas SA, VRDN (a)	$ 5,000,000	$ 5,000,000
New York Metropolitan Trans. Auth. Rev. Series 2005 G1, 0.11%, LOC BNP Paribas SA, VRDN (a)	16,550,000	16,550,000
		80,250,000
North Carolina - 2.0%
Charlotte Gen. Oblig. Series 2007, 0.33% (Liquidity Facility KBC Bank NV), VRDN (a)	2,325,000	2,325,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.16%, LOC Wachovia Bank NA, VRDN (a)	2,800,000	2,800,000
Mecklenburg County Gen. Oblig. Series 1998 C:
0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)	3,600,000	3,600,000
0.28% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,000,000	1,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Watauga Med. Ctr. Proj.) Series 2005, 0.28%, LOC Wachovia Bank NA, VRDN (a)	1,205,000	1,205,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.2%, LOC Wachovia Bank NA, VRDN (a)	1,500,000	1,500,000
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,600,000	4,600,000
		17,030,000
Ohio - 2.7%
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2004 B1, 0.18% (Liquidity Facility Bank of New York, New York), VRDN (a)	1,305,000	1,305,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.12%, VRDN (a)	1,300,000	1,300,000
(Kenyon College Proj.) Series 1999, 0.13%, LOC Northern Trust Co., Chicago, VRDN (a)	7,100,000	7,100,000
Ohio State Univ. Gen. Receipts Series 1997, 0.2%, VRDN (a)	1,000,000	1,000,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2006 A, 0.13%, LOC Barclays Bank PLC, VRDN (a)	11,900,000	11,900,000
		22,605,000
Municipal Securities - continued
	Principal Amount	Value
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (a)	$ 3,000,000	$ 3,000,000
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.2%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
		5,000,000
Oregon - 0.2%
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.33%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Pennsylvania - 8.2%
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,625,000	2,625,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	800,000	800,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.27%, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Series 2006 A:
0.13%, LOC Barclays Bank PLC, VRDN (a)	5,000,000	5,000,000
0.15%, LOC Barclays Bank PLC, VRDN (a)	7,900,000	7,900,000
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.28%, LOC Banco Santander SA, VRDN (a)	1,800,000	1,800,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.1% (United Parcel Svc., Inc. Guaranteed), VRDN (a)	2,400,000	2,400,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (BP Exploration & Oil, Inc. Proj.) 0.13% (BP PLC Guaranteed), VRDN (a)	7,300,000	7,300,000
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.26%, VRDN (a)	1,700,000	1,700,000
Lancaster Indl. Dev. Auth. Rev.:
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,490,000	1,490,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500,000	2,500,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.14%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (PPL Energy Supply LLC Proj.) Series 2009 C, 0.3%, LOC Wachovia Bank NA, VRDN (a)	$ 2,000,000	$ 2,000,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.35%, LOC UniCredit SpA, VRDN (a)	3,300,000	3,300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	880,000	880,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	15,430,000	15,430,000
Philadelphia School District Series 2008 B1, 0.28%, LOC Wachovia Bank NA, VRDN (a)	4,100,000	4,100,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900,000	900,000
		68,725,000
South Carolina - 0.7%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.28%, LOC Wachovia Bank NA, VRDN (a)	2,700,000	2,700,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	3,150,000	3,150,000
		5,850,000
Tennessee - 4.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2004, 0.14%, LOC Bank of America NA, VRDN (a)	7,535,000	7,535,000
Series 2005, 0.14%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Series 2008, 0.14%, LOC Bank of America NA, VRDN (a)	16,590,000	16,590,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	2,000,000	2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.33%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
		37,625,000
Texas - 9.7%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
El Paso Independent School District Participating VRDN Series Putters 1035, 0.42% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 1,675,000	$ 1,675,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	22,200,000	22,200,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 A, 0.13%, LOC Bank of America NA, VRDN (a)	7,670,000	7,670,000
Series 2007 B, 0.13%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.):
Series 2008 A2, 0.12%, VRDN (a)	1,000,000	1,000,000
Series A1, 0.12%, VRDN (a)	2,600,000	2,600,000
(Saint Dominic Village Proj.) Series 2000, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.):
Series 2008 A, 0.12%, VRDN (a)	4,200,000	4,200,000
Series 2008 B, 0.13%, VRDN (a)	21,960,000	21,960,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.13%, VRDN (a)	1,100,000	1,100,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.25%, LOC Freddie Mac, VRDN (a)	2,215,000	2,215,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series BBT 08 25, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
Series 2008 B2, 0.18% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	3,600,000	3,600,000
		81,000,000
Utah - 1.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.32%, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.13% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,100,000	6,100,000
		14,000,000
Virginia - 2.3%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.14%, LOC Bank of America NA, VRDN (a)	3,160,000	3,160,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.15%, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,100,000	$ 2,100,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	7,750,000	7,750,000
Series 2008 C, 0.15%, LOC Branch Banking & Trust Co., VRDN (a)	5,000,000	5,000,000
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.28%, LOC Wachovia Bank NA, VRDN (a)	1,200,000	1,200,000
		19,210,000
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,200,000	6,200,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.39% (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
King County Swr. Rev. Participating VRDN Series Putters 3556, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,550,000	1,550,000
Port of Tacoma Rev. Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 0.18% (Liquidity Facility Societe Generale) (a)(b)	1,555,000	1,555,000
Washington Gen. Oblig. Participating VRDN Series Putters 748, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
		21,720,000
West Virginia - 1.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.14%, LOC Bank of America NA, VRDN (a)	6,000,000	6,000,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	6,250,000	6,250,000
		12,250,000
Wisconsin - 1.8%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.13%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000,000	10,000,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Lutheran College Proj.) 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
		14,570,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 0.1%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.1%, VRDN (a)	$ 1,200,000	$ 1,200,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $835,094,000)		835,094,000
NET OTHER ASSETS - 0.0%		16,306
NET ASSETS - 100%		$ 835,110,306
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $835,094,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009